Leases - Summary of income and expense for lease (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Lease expense:
Operating lease costs	¥ 49,831	¥ 48,586	¥ 48,125
Other income and expenses:
Gross sublease income	¥ 1,986	¥ 1,923	¥ 1,997